Discontinued Operations - Schedule of discontinued operation in operations statement (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Discontinued operation operating expense
Net loss from discontinued operations before income taxes	$ (2,700,943)	$ (1,230,840)	$ (1,230,840)	$ (3,931,782)	$ (5,560,130)
Income tax expense from discontinued operations	$ (253,000)	$ 3,326,000	$ 3,326,000	$ 3,073,000	3,073,000
Held for sale | Elusys Therapeutics business
Discontinued Operations
Revenue					6,012,993
Discontinued operation operating expense
Cost of revenues					6,319,723
Research and development					3,237,905
Selling, general and administrative					1,000,333
Amortization of intangible asset					1,030,625
Change in fair value of contingent consideration					(109,500)
Total operating expenses					11,479,086
Loss from operations					(5,466,093)
Other expense, net					94,037
Total non-operating income (loss)					94,037
Net loss from discontinued operations before income taxes					(5,560,130)
Income tax expense from discontinued operations					3,073,000
Net loss from discontinued operations					$ (2,487,130)